Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Profit (loss)	€ 181.0	€ 225.1	€ 153.6
Profit (loss), attributable to owners of parent	181.0	225.2	154.0
adjustments for share based payments including employer tax	5.8	12.1	22.4
Taxation	55.7	70.4	56.7
Net financing costs	106.0	63.7	73.2
Depreciation and amortization	71.6	67.6	68.3
Exceptional items	45.3	20.6	54.5
Other add-backs			25.7
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	8.4	0.0	0.0
Exceptional items	45.3	20.6	54.5
Other add-backs	18.7	19.4
Adjusted EBITDA	€ 486.7	€ 466.8	€ 432.0